Restricted Equity Investments (Tables)	12 Months Ended
Dec. 31, 2012
Restricted Equity Investments [Abstract]
Restricted equity investments

The Company’s restricted equity investments at December 31, 2012 and 2011 were as follows:

RESTRICTED EQUITY INVESTMENTS

December 31,	2012	2011
FRB stock	$10,783	$10,536
FHLBNY stock	6,955	5,142
Atlantic Central Bankers Bank stock	148	148

Total	$17,886	$15,826